Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 24, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Allowance For Credit Losses Abstract
Beginning allowance for credit losses				$ 2,393,033	$ 32,457	$ 32,457	$ 0
Allowance for credit losses, due to acquisition	$ 1,696,553			0		1,696,553	0
Provision for credit losses		$ 274,214	$ 321,206	521,098	$ 342,634	514,282	32,457
Less: Accounts receivable write-off included in allowance for credit losses above				(79,157)		149,741
Ending allowance for credit losses		$ 2,834,974		$ 2,834,974		$ 2,393,033	$ 32,457